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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7088

              Van Kampen Massachusetts Value Municipal Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05

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Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MASSACHUSETTS VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)             DESCRIPTION                                                       COUPON        MATURITY                   VALUE

                  MUNICIPAL BONDS 154.7%
                  MASSACHUSETTS 135.6%
$         1,000  Boston, MA Ser A Rfdg (MBIA Insd)                                  5.000%       02/01/21              $  1,068,230
          2,000  Boston, MA Wtr & Swr Commn Rev Gen Sr Ser A                        5.000        11/01/21                 2,146,120
          2,385  Greater Lawrence, MA San Dist (MBIA Insd) (Prerefunded
                 @ 06/15/10)                                                        6.000        06/15/17                 2,698,007
          1,000  Holyoke, MA Gas & Elec Dept Rev Ser A (MBIA Insd)                  5.000        12/01/31                 1,044,560
          1,000  Martha's Vineyard, MA Ld Bk Rev (AMBAC Insd)                       5.000        05/01/22                 1,069,760
            195  Massachusetts Ed Ln Auth Ed Ln Rev Issue E Ser B
                 (AMBAC Insd) (AMT)                                                 6.250        07/01/11                   197,443
            245  Massachusetts Ed Ln Auth Ed Ln Rev Issue E Ser B
                 (AMBAC Insd) (AMT)                                                 6.300        07/01/12                   248,023
          1,000  Massachusetts St Cons Ln Ser B (Prerefunded @
                 08/01/14) (AMBAC Insd)                                             5.000        08/01/22                 1,089,600
          1,000  Massachusetts St Dev Fin Agy M/Srbc Proj Ser A (MBIA
                 Insd)                                                              5.125        08/01/28                 1,057,660
          1,000  Massachusetts St Dev Fin Agy Rev Boston Univ Ser T-1
                 (AMBAC Insd)                                                       5.000        10/01/35                 1,057,550
          1,000  Massachusetts St Dev Fin Agy Rev College Pharmacy &
                 Allied Hlth Ser D                                                  5.000        07/01/35                 1,037,190
          1,000  Massachusetts St Dev Fin Agy Rev Curry College Ser A
                 (ACA Insd)                                                         5.000        03/01/35                 1,014,650
            250  Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc.                5.000        01/01/24                   248,650
            500  Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc.                5.500        01/01/35                   505,175
          1,000  Massachusetts St Dev Fin Agy Rev Hampshire College                 5.700        10/01/34                 1,052,570
          1,000  Massachusetts St Dev Fin Agy Rev MA College of
                 Pharmacy Ser B (Prerefunded @ 01/01/10)                            6.750        07/01/30                 1,153,290
          1,000  Massachusetts St Dev Fin Agy Rev Pharmacy & Allied
                 Hlth Sciences                                                      5.750        07/01/33                 1,060,800
          2,000  Massachusetts St Hlth & Ed Boston College Ser N                    5.125        06/01/33                 2,104,480
          1,000  Massachusetts St Hlth & Ed Fac Auth Rev Brandeis Univ
                 Ser I (MBIA Insd)                                                  4.750        10/01/28                 1,013,440
          1,500  Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys
                 Covenant Hlth                                                      6.000        07/01/31                 1,610,325
          1,000  Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med
                 Ctr Ser A                                                          6.000        10/01/23                 1,001,830
          1,000  Massachusetts St Hlth & Ed Fac Auth Rev Vly Regl Hlth
                 Sys Ser C Rfdg (Connie Lee Insd)                                   7.000        07/01/10                 1,151,830

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
            455  Massachusetts St Hlth & Ed Fac Auth Rev Youville House
                 Proj A (Prerefunded @ 02/15/07) (FHA Gtd)                          5.950        02/15/17                   483,292
          1,000  Massachusetts St Hlth & Ed New England Med Ctr Hosp
                 Ser H (FGIC Insd)                                                  5.000        05/15/25                 1,046,080
          2,000  Massachusetts St Indl Fin Agy Rev Suffolk Univ
                 (Prerefunded @ 07/01/07) (AMBAC Insd)                              5.250        07/01/27                 2,126,420
          2,075  Massachusetts St Indl Fin Agy Rev Tufts Univ Ser H
                 (MBIA Insd)                                                        4.750        02/15/28                 2,094,816
          1,000  Massachusetts St Indl Fin Agy Rev Whitehead Inst
                 Biomedical Research                                                5.125        07/01/26                 1,001,560
            930  Massachusetts St Indl Fin Agy Wtr Treatment Amern
                 Hingham (AMT)                                                      6.900        12/01/29                   975,496
            930  Massachusetts St Indl Fin Agy Wtr Treatment Amern
                 Hingham (AMT)                                                      6.950        12/01/35                   976,119
          1,000  Massachusetts St Spl Oblig Dedicated Tax Rev
                 (Prerefunded @ 01/01/14) (FGIC Insd)                               5.000        01/01/34                 1,088,400
          5,000  Massachusetts St Tpk Auth Metro Hwy Ser Rev Cap Apprec
                 Sr Ser C (MBIA Insd)                                                   *        01/01/22                 2,376,850
          2,550  Massachusetts St Tpk Auth Metro Hwy Sys Rev Sub Ser A
                 (AMBAC Insd)                                                       5.000        01/01/39                 2,617,499
          3,000  Massachusetts St Tpk Auth Rev Ser A Rfdg (Escrowed to
                 Maturity) (a)                                                      5.000        01/01/13                 3,232,440
          2,000  Massachusetts St Wtr Pollutn Abatement Tr Pool Pgm Bds
                 Ser 10                                                             5.000        08/01/21                 2,142,960
          1,000  Massachusetts St Wtr Pollutn MWRA Pgm Ser A                        5.000        08/01/32                 1,044,720
          1,000  Massachusetts St Wtr Res Auth Gen Ser B Rfdg (AMBAC
                 Insd)                                                              5.000        12/01/20                 1,072,810
          1,385  Monson, MA (AMBAC Insd) (b)                                        5.250        11/01/19                 1,533,943
          1,500  Narragansett, MA Rgl Sch Dist (AMBAC Insd)                         5.375        06/01/18                 1,644,885
          1,000  New Bedford, MA Muni Purp Ln (FGIC Insd)                           5.000        05/01/20                 1,071,120
          2,500  New England Ed Ln Mktg Corp MA Student Ln Rev Sub
                 Issue H (Std Lns Gtd) (AMT)                                        6.900        11/01/09                 2,651,500
          1,000  Pittsfield, MA (MBIA Insd)                                         5.125        04/15/22                 1,083,820
          2,000  University MA Bldg Auth Proj Sr Ser 1 Rfdg
                 (AMBAC Insd)                                                       5.250        11/01/21                 2,197,780
          1,975  Westford, MA (AMBAC Insd)                                          5.250        06/01/19                 2,181,565
                                                                                                              ----------------------
                                                                                                                         59,275,258
                                                                                                              ----------------------

                 PUERTO RICO    14.1%
          2,000  Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg
                 (FSA Insd)                                                         6.250        07/01/21                 2,513,920
          1,000  Puerto Rico Comwlth Infra Fin Auth Spl Ser B                       5.000        07/01/41                 1,044,270
          1,000  Puerto Rico Comwlth Rfdg (FGIC Insd)                               5.250        07/01/09                 1,079,380
          2,000  Puerto Rico Pub Bldg Auth Rev Gtd Conv Cap Apprec Ser
                 D (AMBAC Insd) (c)                                               0/5.450        07/01/30                 1,547,080
                                                                                                              ----------------------
                                                                                                                          6,184,650
                                                                                                              ----------------------

                 U. S. VIRGIN ISLANDS    5.0%
          1,000  University Virgin Islands Impt Ser A                               5.375        06/01/34                 1,058,310
          1,000  Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt
                 Ser A                                                              6.375        10/01/19                 1,133,340

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
                                                                                                              ----------------------
                                                                                                                          2,191,650
                                                                                                              ----------------------

TOTAL LONG-TERM INVESTMENTS    154.7%
   (Cost $62,084,312)                                                                                                    67,651,558

SHORT-TERM INVESTMENT    1.4%
   (Cost $600,000)                                                                                                          600,000
                                                                                                              ----------------------

TOTAL INVESTMENTS    156.1%
   (Cost $62,684,312)                                                                                                    68,251,558

OTHER ASSETS IN EXCESS OF LIABILITIES    1.1%                                                                               486,498

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (57.2%)                                                           (25,009,590)
                                                                                                              ----------------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                        $43,728,466
                                                                                                              ======================

                  Percentages are calculated as a percentage of net assets applicable to common shares.

*                 Zero coupon bond
(a) All or a portion of this security has been physically segregated in connection with open futures contracts.
(b)               The Trust owns 100% of the bond issuance.
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

ACA             - American Capital Access
AMBAC           - AMBAC Indemnity Corp.
AMT             - Alternative Minimum Tax
Connie Lee      - Connie Lee Insurance Co.
FGIC            - Financial Guaranty Insurance Co.
FHA             - Federal Housing Administration
FSA             - Financial Security Assurance Inc.
MBIA            - Municipal Bond Investors Assurance Corp.
Std Lns         - Student Loans

Future contracts outstanding as of July 31, 2005:



                                                                                                    UNREALIZED
                                                                                                   APPRECIATION/
                                                                                  CONTRACTS        DEPRECIATION
SHORT CONTRACTS:
                  U.S. Treasury Notes 10-Year Futures September 2005
                  (Current Notional Value of $110,984 per contract)                   18         $        14,272
                                                                                 =============  =================



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Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Massachusetts Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005